VARIABLE INTEREST ENTITIES ("VIE") - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 newbuild	Dec. 31, 2015 vessel
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		5
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sale and leaseback term		10 years
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		5
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Number of newbuilds in sale and leaseback transaction | newbuild	3
Sale and leaseback term		10 years
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Sale and leaseback term		10 years